MFS® Technology Fund
MFS® Technology Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Technology Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Technology Fund	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.24%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.08%	2.08%	1.58%	1.33%	1.08%	0.99%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Technology Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	703	972	1,262	2,084
B	611	952	1,319	2,219
C	311	652	1,119	2,410
I	110	343	595	1,317
R1	211	652	1,119	2,410
R2	161	499	860	1,878
R3	135	421	729	1,601
R4	110	343	595	1,317
R5	101	315	547	1,213

Expense Example No Redemption MFS® Technology Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	211	652	1,119	2,219
C	211	652	1,119	2,410

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services, and electronics.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However, companies that benefit from technological advancements and improvements often are growth companies.

MFS may invest the fund’s assets in companies of any size.

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may enter into short sales.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Technology Concentration Risk:  The fund’s performance will be closely tied to the performance of technology issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Short Sale Risk:  A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage. Investing the proceeds from short sale positions in other securities subjects the fund to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: The fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2014, was 5.07%. During the period(s) shown in the bar chart, the highest quarterly return was 24.61% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (32.85)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Technology Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	30.17%	25.71%	9.18%
C	C Shares Returns Before Taxes	33.24%	25.87%	9.01%
I	I Shares Returns Before Taxes	35.58%	27.16%	10.11%
R1	R1 Shares Returns Before Taxes	34.24%	25.86%	8.94%
R2	R2 Shares Returns Before Taxes	34.89%	26.50%	9.48%
R3	R3 Shares Returns Before Taxes	35.25%	26.83%	9.76%
R4	R4 Shares Returns Before Taxes	35.53%	27.14%	10.06%
R5	R5 Shares Returns Before Taxes	35.75%	27.19%	10.12%
A	A Shares Returns Before Taxes	27.47%	25.33%	9.13%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	27.47%	25.33%	9.13%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	15.55%	21.01%	7.51%
Standard & Poor’s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Standard & Poor's 500 Stock Index	32.39%	17.94%	7.41%
Standard & Poor’s North American Technology Sector Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Standard & Poor's North American Technology Sector Index	34.57%	23.09%	7.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.